FAIR VALUE - Schedule of Difference Between Fair Value and Principal Balance of LHFS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value
Nonaccrual loans	$ 13	$ 83
Principal Balance
Nonaccrual loans	13	83
Difference
Nonaccrual loans	0	0
LHFS	1,500,000	1,300,000
Nonrecurring
Difference
LHFS	54,835	77,552
LHFS
Fair Value
LHFS	1,531,369	1,256,401
Principal Balance
LHFS	1,483,909	1,230,119
Difference
LHFS	47,460	26,282
RICs HFI
Fair Value
RICs HFI	4,870	9,039
Principal Balance
RICs HFI	4,870	9,039
Difference
RICs HFI	$ 0	$ 0